Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Accounts Payable and Accrued Liabilities
Schedule of accounts payable and accrued liabilities

	December 31, 2014	December 31, 2013
Trade payables	$3,164	$6,063
Machinery and equipment payables	2,209	2,270
Accrued expenses	8,342	8,669
Value added tax payable	206	208
Other tax payable	177	576
Withholding tax payable	354	1,511
Bonus and benefit payables	5,626	5,244
Other payables	3,159	3,496
Total	$23,237	$28,037